Long-Term Debt - Schedule of Total Amount of Liabilities Classified by Currency, Linkage Terms and Interest Rates (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Long-term debt, amount	$ 5,888	$ 17,862
In, or Linked to, U.S. dollars [Member]
Debt Instrument [Line Items]
Long-term debt, amount	$ 5,888	$ 7,167
Long-term debt, weighted-average interest rate	1.43%	1.72%
In Israeli Currency - linked to CPI [Member]
Debt Instrument [Line Items]
Long-term debt, amount		$ 10,695
Long-term debt, weighted-average interest rate		5.80%